                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                   ANNUAL NOTICE OF SECURITIES SOLD
                        PURSUANT TO RULE 24f-2


1.   Name and address of issuer:

     Berger One Hundred and One Fund, Inc.
     210 University Boulevard, #900
     Denver, CO  80206

2. Name of each series or class of funds for which this notice is filed:



3.   Investment Company Act File Number:  811-1383

     Securities Act File Number:  2-25383



4.   Last day of fiscal year for which this notice is filed:

     September 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [ ]


6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remain unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

     8,672,876.952 shares; $97,643,156

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     8,672,876.952 shares; $97,643,156

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     460,750.719 shares; $5,340,853

12.  Calculation of registration fee:
      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $       97,643,156
                                                   -------------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +        5,340,853
                                                   -------------------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -      178,538,160
                                                   -------------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +                0
                                                   -------------------

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
          (ii), less line (iii), plus line (iv)] (if applicable):
                                                                   0
                                                  --------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
          Instruction C.6):
                                                  x           1/2900
                                                   -------------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                   0
                                                  ====================

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                              SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Kevin R. Fay
                         ---------------------------------------------

                           Vice President, Secretary and Treasurer
                         ---------------------------------------------
Date  11-21-95
    ---------------------

                *Please print the name and title of the
                 signing officer below the signature.

      [LETTERHEAD OF DAVIS, GRAHAM & STUBBS, L.L.C. APPEARS HERE]













                        November 21, 1995




Berger One Hundred and One Fund, Inc.
210 University Boulevard, Suite 900
Denver, Colorado 80206

          Re:  Public Offering of Shares of Capital Stock; Berger
               One Hundred and One Fund, Inc.

Ladies and Gentlemen:

          We have acted as counsel for Berger One Hundred and One Fund, Inc. (the "Fund") in connection with the preparation and filing with the Securities and Exchange Commission of a Registration Statement (File No. 2-25383) under the Securities Act of 1933 on Form N-1A, and amendments thereto, with respect to the offer and sale of shares of Capital Stock ($0.01 par value) of the Fund (the "Capital Stock"), including Form 24F-2 for the fiscal year ended September 30, 1995, registering 8,672,876.952 shares of Capital Stock pursuant to such Registration Statement, as amended, in accordance with Rule 24f-2 under the Investment Company Act of 1940.

          We have examined the Articles of Incorporation and Bylaws of the Fund, as amended, the proceedings of its Board of Directors relating to the authorization, issuance and proposed sale of the Capital Stock and such other records and documents as we have deemed relevant. Based upon such examination, it is our opinion that upon the issuance and sale of the 8,672,876.952 shares of Capital Stock in the manner contemplated by the aforesaid Registration Statement, as amended, such shares were validly issued, fully paid and nonassessable outstanding shares of Capital Stock of the Fund.

Berger One Hundred and One Fund, Inc.
November 21, 1995
Page 2


          We hereby consent to the filing of this opinion in connection with the aforesaid Form 24F-2 for Berger One Hundred and One Fund, Inc.

                              Very truly yours,




                              DAVIS, GRAHAM & STUBBS, L.L.C.